Goodwill and intangible assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	€ 6,930	€ 7,051
Intangible assets and goodwill at end of period	6,590	6,930
Gross carrying amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	16,577	16,051
Additions	299	49
Disposals, retirements and reclassifications	(45)	(19)
Translation differences	(309)	496
Intangible assets and goodwill at end of period	16,522	16,577
Accumulated depreciation, amortisation and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(9,647)	(9,000)
Disposals, retirements and reclassifications	17	19
Translation differences	147	(201)
Impairment charges	(26)
Amortization	(423)	(465)
Intangible assets and goodwill at end of period	(9,932)	(9,647)
Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	5,667	5,431
Intangible assets and goodwill at end of period	5,504	5,667
Goodwill | Gross carrying amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	6,799	6,552
Additions	0	0
Disposals, retirements and reclassifications	(22)	0
Translation differences	(148)	247
Intangible assets and goodwill at end of period	6,629	6,799
Goodwill | Accumulated depreciation, amortisation and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(1,132)	(1,121)
Disposals, retirements and reclassifications	0	0
Translation differences	7	(11)
Impairment charges	0
Amortization	0	0
Intangible assets and goodwill at end of period	(1,125)	(1,132)
Intangible assets
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	1,263	1,620
Intangible assets and goodwill at end of period	1,086	1,263
Intangible assets | Gross carrying amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	9,778	9,499
Additions	299	49
Disposals, retirements and reclassifications	(23)	(19)
Translation differences	(161)	249
Intangible assets and goodwill at end of period	9,893	9,778
Intangible assets | Accumulated depreciation, amortisation and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(8,515)	(7,879)
Disposals, retirements and reclassifications	17	19
Translation differences	140	(190)
Impairment charges	(26)
Amortization	(423)	(465)
Intangible assets and goodwill at end of period	€ (8,807)	€ (8,515)